Financial instruments and financial risk management - Fair value transfers (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Financial instruments and financial risk management
Transfer from level 1 to level 2 (assets)	€ 0	€ 0		€ 0
Transfer from level 2 to level 1 (assets)	0	0	$ 0
Transfer from level 1 to level 2 (liabilities)	0	0		0
Transfer from level 2 to level 1 (liabilities)	0	0		0
Transfer into Level 3 (assets)	0	0		0
Transfer out of Level3 (assets)	0	0		0
Transfer into Level 3 (liabilities)	0	0		0
Transfer out of Level3 (liabilities)	€ 0	€ 0		€ 0